Bonds and Loans - Schedule of Composition of Debt Instruments (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Borrowings [abstract]
Bonds	¥ 4,092,879	¥ 3,658,314
Short-term loans	251	256
Long-term loans	750,622	723,772
Total	4,843,752	4,382,341
Non-current	4,476,501	4,042,741
Current	¥ 367,251	¥ 339,600